Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended				12 Months Ended
	Jul. 31, 2012		Jul. 31, 2011		Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Cash provided by (used in): Operating activities:
Net loss	$ (32,237)		$ (2,942)		$ (95,000)	$ (65,269)	$ (76,502)
Earnings (loss) from discontinued operations, net of tax	345		(786)		(16,107)	(3,202)	(1,436)
Loss from continuing operations	(32,582)		(2,156)		(78,893)	(62,067)	(75,066)
Adjustments to reconcile net loss to cash flows provided by (used in) operating activities:
Amortization	28,310		27,103		112,967	99,625	77,738
Loss (gain) on disposal of assets	1,591		(4,057)		(8,169)	(7,193)	2,686
Impairment (recovery) of receivables and funded residual value guarantees	715		16		(272)	1,919	13,266
Impairment (recovery) of intangible assets	(521)	[1]	108	[2]	4,218	20,608	53,903
Impairment of assets held for sale	5,647		7,381		13,469	5,239	26,585
Impairment of assets held for use	660						36,240
Earnings from equity accounted investees	(1,012)		(596)		(2,844)	(2,159)	(1,436)
Deferred income taxes	(5,740)		(7,597)		32,172	(37,142)	(35,334)
Non-cash stock-based compensation expense	111		312		735	1,655	4,017
Amortization of unfavorable contract credits	(2,801)		(2,926)		(11,548)	(22,868)	(8,937)
Amortization of lease related fixed interest rate obligations	(734)		(964)		(3,265)	(3,920)	(7,191)
Amortization of long-term debt and lease deferred financing costs	2,350		2,015		8,813	7,795	7,392
Write-off of unamortized transaction costs on the senior facility agreement						47,140
Non-cash accrued interest income on funded residual value guarantees	(1,780)		(1,865)		(7,358)	(6,923)	(5,592)
Mark to market loss on derivative instruments	5,154		691		5,380	9,350	11,478
Non-cash defined benefit pension expense	1,736		4,442		15,573	21,966	22,532
Defined benefit contributions and benefits paid	(13,482)		(12,104)		(44,480)	(30,117)	(33,896)
Unrealized loss (gain) on foreign currency exchange translation	17,121		(4,027)		(1,965)	8,529	9,300
Increase to deferred lease financing costs	(1,273)		(4,714)		(6,981)	(2,621)	(16,699)
Other	5,193		1,842		10,675	6,168	(3,993)
Decrease in cash resulting from changes in operating assets and liabilities (note 12)	(54,580)		(66,883)		(22,626)	(12,694)	(2,693)
Cash provided by (used in) operating activities	(45,917)		(63,979)		15,601	42,290	74,300
Financing activities:
Redemption of capital stock							(20,000)
Sold interest in accounts receivable, net of collections	8,243		39,552		27,203	(25,309)	43,214
Proceeds from the senior secured notes						1,082,389
Repayment of the senior credit facility debt						(1,020,550)
Redemption of senior subordinated notes						(129)
Settlement of the interest rate swap and other breakage fees						(45,711)
Long-term debt proceeds	225,153		280,000		867,853	262,800	275,919
Long-term debt repayments	(151,953)		(273,713)		(786,808)	(213,920)	(276,215)
Senior secured notes, senior credit facility and revolver deferred financing costs					(1,033)	(42,721)	(182)
Proceeds from the issuance of capital stock					100,000	146
Cash (used in) provided by financing activities	81,443		45,839		207,215	(3,005)	22,736
Investing activities:
Property and equipment additions	(46,667)		(42,787)		(376,624)	(228,804)	(162,737)
Proceeds from disposal of property and equipment	47,225		48,003		218,259	61,768	105,228
Proceeds from the sale of the flight training operations to CAE Inc.						29,779
Aircraft deposits net of lease inception refunds	(30,081)		(1,686)		(47,307)	(28,253)	(42,606)
Restricted cash	5,346		(1,567)		(13,135)	4,755	(3,861)
Investments in subsidiaries, net of cash acquired							(13,300)
Distributions from equity investments			936		1,134		1,275
Cash provided by (used in) investing activities	(24,177)		2,899		(217,673)	(160,755)	(116,001)
Cash (used in) provided by continuing operations	11,349		(15,241)		5,143	(121,470)	(18,965)
Cash flows provided by (used in) discontinued operations:
Cash flows provided by (used in) operating activities	345		(469)		2,240	(1,032)	(1)
Cash flows provided by (used in) financing activities	(345)		469		(2,240)	1,032	1
Cash provided by (used in) discontinued operations
Effect of exchange rate changes on cash and cash equivalents	(9,821)		(4,199)		(18,517)	15,431	853
Change in cash and cash equivalents during the period	1,528		(19,440)		(13,374)	(106,039)	(18,112)
Cash and cash equivalents, beginning of period	55,547		68,921		68,921	174,960	199,267
Less: cash and cash equivalents from deconsolidation of VIEs							(6,195)
Cash and cash equivalents, end of period	$ 57,075		$ 49,481		$ 55,547	$ 68,921	$ 174,960

[1]	Recovery of intangible assets relates to the Corporate and other segment.
[2]	Impairment of intangible assets relates to the Corporate and other segment.